LITIGATION AND CONTINGENCIES - Lawsuits and other legal actions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$			R$ 124,076,338
Estimated amount of loss | R$			539,864,314
Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		$ 1,267,215		$ 1,552,353
Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 3,445,482,207
Embotelladora del Atlantico S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		490,108		1,397,149
Time deposits to guaranty judicial liabilities | $		163,056
Rio De Janeiro Refrescos Ltda | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		52,997,682		45,706,634
Time deposits to guaranty judicial liabilities | $		25,845,561		23,260,412
Warranty insurance and bail letters | R$			1,935,447,459
Warranty insurance and bail letters commission percentage	0.19%
Rio De Janeiro Refrescos Ltda | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$			R$ 960,575,248
Ex-Companhia De Bebidas Ipiranga | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 576,058,893
Paraguay Refrescos S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		$ 46,891		$ 39,291